Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of liabilities measured at fair value on recurring basis
The following table summarizes the Company’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of December 31, 2017 and December 31, 2018:

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total

Assets
Short-term investments	29,570	94,980	-	124,550
Equity investment with readily determinable fair values	138,251	-	-	138,251
Available-for-sale debt securities	-	-	1,961	1,961
	167,821	94,980	1,961	264,762

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total

Assets
Short-term investments (i)	78,605	900,448	-	979,053
Equity investment with readily determinable fair values (ii)	238,915	-	-	238,915
	317,520	900,448	-	1,217,968
Liabilities
Derivative liabilities (iii)	-	-	-	-

(i)
Short-term investments represented the investments issued by commercial banks or other financial institutions with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair value is provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. For the instruments whose fair value is estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

(ii)
Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

(iii)
The Company has determined that conversion feature embedded in the Huya’s Series B-2 Preferred Shares is required to be bifurcated and accounted for as a derivative liability which would be measured at fair value (Note 24). Upon the completion of Huya’s IPO, the derivative liabilities were derecognized and the balance was transferred to additional paid-in capital accordingly.

Schedule of changes in level 3 instruments
The following table presents the changes in Level 3 liabilities for the year ended December 31, 2018.

	Conversion feature embedded in Series A Preferred Shares	Conversion feature embedded in Series B-2 Preferred Shares	Total
	RMB	RMB	RMB

Balance as of January 1, 2018	-	-	-
Initial recognition upon the extinguishment of Huya’s Series A Preferred Shares and the issuance of Huya’s Series B-2 Preferred Shares as of March 8, 2018	572,237	320,097	892,334
Fair value loss on derivative liabilities	628,298	1,656,925	2,285,223
Foreign exchange	4,573	6,697	11,270
Derecognition of derivative liabilities upon the completion of Huya’s IPO	(1,205,108)	(1,983,719)	(3,188,827)
Balance as of December 31, 2018	-	-	-

Schedule of Certain Significant Estimates	Such approach involves certain significant estimates which are as follows:

Valuation Date	March 8, 2018	May 10, 2018

Volatility	50%	50%
Risk-free rate (3 months)	1.66%	1.58%
Risk-free rate (4 years)	2.52%	2.46%
Dividend yield	0%	0%